Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Estimated Useful Lives and Depreciation Calculation Methods
Depreciation is calculated over the assets estimated useful lives on a straight-line basis as follows:

Engineering equipment	5 to 10 years	straight-line
Office equipment	5 to 10 years	straight-line
Leasehold improvements		straight-line over term of lease to a maximum of 15 years or the improvement’s economic life
Other	5 to 50 years	straight-line